February 2, 2015
VIA EDGAR
The United States Securities
    and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject:	Nationwide Life Insurance Company
Registration of Individual Flexible Premium Deferred Variable Annuity Contracts
on Form N-4 offered through
Nationwide Variable Account-4
Ladies and Gentlemen:
On behalf of Nationwide Life Insurance Company ("Nationwide") and its Nationwide Variable Account-4 (the "Variable Account"), we are filing the attached original registration statement (the "Registration Statement") on Form N-4 for the purpose of registering Individual Flexible Premium Deferred Variable Annuity Contracts (the "Contract") to be offered through the Variable Account.
This filing is being made electronically via EDGAR in accordance with Regulation S-T.
A copy of an original power of attorney document authorizing certain persons to execute the Registration Statement and amendments thereto, on behalf of Nationwide and the Variable Account, is attached to the Registration Statement as Exhibit 99. An original power of attorney is on file with Nationwide. Nationwide will maintain manually executed copies of the Registration Statement.
The Contracts assess a Variable Account Charge equal to an annualized rate of 1.00% of the daily net assets of the variable account (a Mortality and Expense Risk Charge of 0.85%, and an Administrative Charge of 0.15%) and an annual Contract Maintenance Charge of $50 that is waived upon the contract value reaching $50,000 on any contract anniversary. In addition, the Administrative Charge may be waived on a quarterly basis, based on a quarterly assessment of the Contract Value. In this Registration Statement, the standard Contingent Deferred Sales Charge ("CDSC") schedule is five years, with an available No CDSC Option (the "C Schedule Option") for an additional charge. This Registration Statement also provides for two optional enhanced death benefits, the Return of Premium Enhanced Death Benefit, and the Highest Anniversary Enhanced Death Benefit, both available for an additional charge. We are advised that, in the opinion of Nationwide's actuaries, the charges are within the range of industry practice for comparable products and are reasonable in relation to the risks assumed by Nationwide.
This Registration Statement does not currently include a marketing name, which Nationwide will reflect in Pre-Effective Amendment No. 1 to the Registration Statement. In addition, the underlying mutual funds and all fund related information will be reflected in Pre-Effective Amendment No.1 to the Registration Statement.
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

The United States Securities
    and Exchange Commission
February 2, 2015

In addition, Nationwide acknowledges all of the following:
•	that the registrant is responsible for the adequacy and accuracy of the disclosure in the Registration Statement;
•	that comments by the staff of the Securities and Exchange Commission ("SEC"), or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff, do not foreclose the SEC from taking any action with respect to the filing; and
•	that the Variable Account may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.
Please contact me direct at (614) 249-8061 if you have any questions regarding this filing.
Very truly yours,
/s/ M. Andrew Kress
M. Andrew Kress
Senior Counsel
Nationwide Life Insurance Company
cc:	Ms. Naseem Nixon
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies